Average Annual Total Returns - FidelitySmallCapGrowthK6Fund-PRO - FidelitySmallCapGrowthK6Fund-PRO - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2023
Fidelity Small Cap Growth K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(25.01%)
Past 5 years	8.19%
Since Inception	10.19%
RS014
Average Annual Return:
Past 1 year	(26.36%)
Past 5 years	3.51%
Since Inception	5.57%	[1]

[1]	AFrom May 25, 2017.